Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of April 2016

Collection Period Start	1-Apr-16	Distribution Date	16-May-16
Collection Period End	30-Apr-16	30/360 Days	30
Beg. of Interest Period	15-Apr-16	Actual/360 Days	31
End of Interest Period	16-May-16

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,126,257,618.08	740,865,750.40	708,415,725.49	0.6289997
Total Securities		1,126,257,618.08	740,865,750.40	708,415,725.49	0.6289997
Class A-1 Notes	0.200000%	124,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.730000%	137,000,000.00	46,796,761.03	35,598,641.60	0.2598441
Class A-2b Notes	0.682750%	260,000,000.00	88,811,371.29	67,559,465.81	0.2598441
Class A-3 Notes	1.120000%	296,000,000.00	296,000,000.00	296,000,000.00	1.0000000
Class A-4 Notes	1.290000%	129,050,000.00	129,050,000.00	129,050,000.00	1.0000000
Certificates	0.000000%	180,207,618.08	180,207,618.08	180,207,618.08	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	11,198,119.43	28,468.03	81.7380980	0.2077958
Class A-2b Notes	21,251,905.48	52,214.30	81.7380980	0.2008242
Class A-3 Notes	0.00	276,266.67	0.0000000	0.9333333
Class A-4 Notes	0.00	138,728.75	0.0000000	1.0750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	32,450,024.91	495,677.75

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				10,196,164.78
Monthly Interest				3,187,513.01
Total Monthly Payments				13,383,677.79

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				430,377.43
Aggregate Sales Proceeds Advance				9,406,211.95
Total Advances				9,836,589.38

Vehicle Disposition Proceeds:
Reallocation Payments				11,501,568.37
Repurchase Payments				398,031.42
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				8,596,844.71
Excess Wear and Tear and Excess Mileage				147,494.04
Remaining Payoffs				0.00
Net Insurance Proceeds				694,895.55
Residual Value Surplus				207,201.07
Total Collections				44,766,302.33

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	9,218,556.37			603
Involuntary Repossession	146,034.00			9
Voluntary Repossession	245,722.00			16
Full Termination	1,878,706.00			94
Bankruptcy	12,550.00			1
Insurance Payoff		686,988.28		39
Customer Payoff			49,764.89	3
Grounding Dealer Payoff	-		4,870,577.75	229
Dealer Purchase			2,237,980.08	105
Total	11,501,568.37	686,988.28	7,158,322.72	1,099

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of April 2016

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	40,089	851,517,124.56	7.00000%	740,865,750.40
Total Depreciation Received		(11,700,843.79)		(9,413,751.08)
Principal Amount of Gross Losses	(74)	(1,571,894.02)		(1,425,059.02)
Repurchase / Reallocation	(23)	(432,427.15)		(398,031.42)
Early Terminations	(554)	(10,113,966.97)		(8,731,357.23)
Scheduled Terminations	(674)	(13,765,348.06)		(12,481,826.16)
Pool Balance - End of Period	38,764	813,932,644.57		708,415,725.49

Remaining Pool Balance
Lease Payment				153,827,256.54
Residual Value				554,588,468.95
Total				708,415,725.49

III. DISTRIBUTIONS

Total Collections					44,766,302.33
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					44,766,302.33

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					377,474.79
3. Reimbursement of Sales Proceeds Advance					7,313,407.74
4. Servicing Fee:
Servicing Fee Due					617,388.13
Servicing Fee Paid					617,388.13
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					8,308,270.66

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					28,468.03

Class A-2 Notes Monthly Interest Paid					28,468.03
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					52,214.30

Class A-2 Notes Monthly Interest Paid					52,214.30
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					276,266.67

Class A-3 Notes Monthly Interest Paid					276,266.67
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of April 2016

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	138,728.75

Class A-4 Notes Monthly Interest Paid	138,728.75
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	495,677.75
Total Note and Certificate Monthly Interest Paid	495,677.75
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	35,962,353.92

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	32,450,024.91

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	32,450,024.91
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	3,512,329.01

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of April 2016

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,631,288.09
Required Reserve Account Amount			16,893,864.27
Beginning Reserve Account Balance			16,893,864.27
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			16,893,864.27
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			3,512,329.01
Gross Reserve Account Balance			20,406,193.28
Remaining Available Collections Released to Seller			3,512,329.01
Total Ending Reserve Account Balance			16,893,864.27

V. POOL STATISTICS

Weighted Average Remaining Maturity			11.72
Monthly Prepayment Speed			102%
Lifetime Prepayment Speed			75%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,160,924.81
Securitization Value of Gross Losses and Casualty Receivables		1,425,059.02	74
Aggregate Defaulted and Casualty Gain (Loss)		(264,134.21)
Pool Balance at Beginning of Collection Period		740,865,750.40
Net Loss Ratio
Current Collection Period		-0.0357%
Preceding Collection Period		-0.0123%
Second Preceding Collection Period		-0.0488%
Third Preceding Collection Period		-0.0355%

Cumulative Net Losses for all Periods		0.3729%	4,199,615.34

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.65%	4,810,424.13	254
61-90 Days Delinquent	0.16%	1,172,772.75	60
91-120 Days Delinquent	0.03%	227,123.81	12
More than 120 days	0.00%	0.00	0
Total Delinquent Receivables:	0.84%	6,210,320.69	326

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.19%	0.18%
Preceding Collection Period		0.20%	0.18%
Second Preceding Collection Period		0.24%	0.24%
Third Preceding Collection Period		0.38%	0.37%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		11,097,262.37	670
Securitization Value		11,912,345.92	670
Aggregate Residual Gain (Loss)		(815,083.55)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		66,458,133.81	4,131
Cumulative Securitization Value		71,705,913.63	4,131
Cumulative Residual Gain (Loss)		(5,247,779.82)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			14,127,388.34
Reimbursement of Outstanding Advance			7,313,407.74
Additional Advances for current period			9,406,211.95
Ending Balance of Residual Advance			16,220,192.55

Beginning Balance of Payment Advance			1,034,118.20
Reimbursement of Outstanding Payment Advance			377,474.79
Additional Payment Advances for current period			430,377.43
Ending Balance of Payment Advance			1,087,020.84

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of April 2016

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No